Pension and other post-employment benefits - Summary of changes in the net defined benefit assets/liability remeasurement reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [abstract]
Opening balance as at 1 January	€ (232)	€ (212)
Remeasurement of plan assets	(8)	(947)
Actuarial gains and losses arising from changes in demographic assumptions	9	0
Actuarial gains and losses arising from changes in financial assumptions	(127)	882
Taxation and Exchange rate differences	40	46
Total Other comprehensive income movement for the year	(85)	(19)	€ 95
Closing balance	€ (317)	€ (232)	€ (212)